Accounts Receivable	9 Months Ended
Sep. 30, 2024
Receivables [Abstract]
Accounts Receivable

3. Accounts Receivable:

The accounts receivable as at September 30, 2023, is summarized as follows:

	September 30, 2024	December 31, 2023
Accounts receivable	$3,507,786	$6,368,144

Provision for doubtful accounts	(104,449)	(106,839)

Net accounts receivable	$3,403,337	$6,261,305

The Company has a doubtful debt provision of $104,449 (December 31, 2023 - $106,839) for existing accounts receivable.